Schedule of common stock warrant (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Balance, warrant amount	$ 5,600,100
Balance, warrants units	3,435,719
Warrant arising from acquisition of Siyata PTT		$ 100
Warrant arising from acquisition of Siyata PTT, share units		136
Issuance of warrants		$ 5,600,000
Issuance of warrants, share units	4,451,941	3,435,583
Balance, warrant amount	$ 5,600,100	$ 5,600,100
Balance, warrants units	7,887,460	3,435,719
Warrants [Member] | 11-Jan-22 [Member]
Class of Warrant or Right [Line Items]
Balance, warrant amount
Balance, warrants units	80
Warrant arising from acquisition of Siyata PTT
Warrant arising from acquisition of Siyata PTT, share units		80
Issuance of warrants
Issuance of warrants, share units
Balance, warrant amount
Balance, warrants units	80	80
Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Balance, warrants units	3,435,383
Balance, warrant amount	$ 5,600,000
Balance, warrants units	7,887,324	3,435,383
Pre-funded Warrants [Member] | 31-Oct-23 [Member]
Class of Warrant or Right [Line Items]
Balance, warrant amount	$ 100
Balance, warrants units	56
Warrant arising from acquisition of Siyata PTT		$ 100
Warrant arising from acquisition of Siyata PTT, share units		56
Issuance of warrants
Issuance of warrants, share units
Balance, warrant amount	$ 100	$ 100
Balance, warrants units	56	56
Pre-funded Warrants [Member] | 3-Oct-25 [Member]
Class of Warrant or Right [Line Items]
Balance, warrant amount	$ 5,600,000
Balance, warrants units	3,435,583
Warrant arising from acquisition of Siyata PTT
Warrant arising from acquisition of Siyata PTT, share units
Issuance of warrants		$ 5,600,000
Issuance of warrants, share units	4,451,941	3,435,583
Balance, warrant amount	$ 5,600,000	$ 5,600,000
Balance, warrants units	7,887,324	3,435,583